Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	€ 238,208	€ 52,729
Short-term deposits	66,693	117,292
Total cash and cash equivalents	304,901	170,021	€ 100,635	€ 29,728
Restricted cash in cash and cash equivalents	€ 0	€ 0